Sector Weightings
Cambria Shareholder Yield ETF
Consumer Discretionary	24.77%
Financials	24.18%
Materials	18.90%
Energy	12.09%
Industrials	6.97%
Information Technology	5.28%
Health Care	5.00%
Communication Services	1.71%
Consumer Staples	1.10%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Shareholder Yield ETF

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (99.26%)
Communication Services (1.70%)
Fox Corp., Class B	130,501	$4,032,481
Lumen Technologies, Inc.	464,084	5,053,875
		9,086,356
Consumer Discretionary (24.59%)
Abercrombie & Fitch Co., Class A(a)	126,180	2,247,266
Advance Auto Parts, Inc.	30,770	5,957,687
AutoNation, Inc.(a)	58,463	6,941,897
Bed Bath & Beyond, Inc.(a)(b)	435,032	2,188,211
Big 5 Sporting Goods Corp.(b)	317,159	4,078,665
Big Lots, Inc.(b)	169,235	3,416,855
Caleres, Inc.	196,204	4,869,783
Citi Trends, Inc.(a)	140,818	3,461,307
Dick's Sporting Goods, Inc.(b)	45,974	4,302,707
Dillard's, Inc., Class A(b)	53,757	12,221,654
Ethan Allen Interiors, Inc.	192,584	4,427,506
Foot Locker, Inc.	132,854	3,769,068
Grand Canyon Education, Inc.(a)	57,377	5,512,208
Haverty Furniture Cos., Inc.	149,325	4,081,052
Hibbett, Inc.	62,460	2,930,623
LKQ Corp.	97,380	5,340,319
Macy's, Inc.	235,119	4,149,850
ODP Corp.(a)	110,591	4,014,453
Penske Automotive Group, Inc.	67,151	7,688,118
PulteGroup, Inc.	114,211	4,981,884
Smith & Wesson Brands, Inc.	334,307	4,864,167
Sturm Ruger & Co., Inc.	72,762	4,811,751
Tapestry, Inc.	138,646	4,662,665

	Shares	Value
Consumer Discretionary (continued)
Toll Brothers, Inc.	152,945	$7,521,835
Tri Pointe Homes, Inc.(a)	237,110	4,391,277
Whirlpool Corp.	31,856	5,506,947
Zumiez, Inc.(a)	126,700	3,294,200
		131,633,955
Consumer Staples (1.09%)
Sprouts Farmers Market, Inc.(a)	211,227	5,838,314

Energy (12.01%)
APA Corp.	122,899	4,568,156
California Resources Corp.	112,944	5,066,668
Chord Energy Corp.	52,560	6,740,295
CNX Resources Corp.(a)	317,112	5,476,524
CVR Energy, Inc.	262,993	8,820,785
Diamondback Energy, Inc.	43,259	5,538,017
Exxon Mobil Corp.	60,997	5,912,439
Helmerich & Payne, Inc.	191,679	8,874,738
Marathon Oil Corp.	200,729	4,978,079
Valero Energy Corp.(b)	74,753	8,280,390
		64,256,091
Financials (24.00%)
Aflac, Inc.	88,328	5,061,194
Allstate Corp.	40,906	4,784,775
Ally Financial, Inc.	101,722	3,363,946
American Financial Group, Inc.	39,096	5,226,353
Ameriprise Financial, Inc.	21,901	5,911,518
Assured Guaranty, Ltd.	108,781	6,351,723
Cathay General Bancorp	133,216	5,555,107
Citizens Financial Group, Inc.	110,138	4,181,940
Comerica, Inc.	76,563	5,954,304
Discover Financial Services	45,431	4,588,531
Encore Capital Group, Inc.(a)	88,690	6,423,817
Federated Hermes, Inc.	158,918	5,420,693
First Horizon Corp.	219,010	4,897,064
Hilltop Holdings, Inc.	161,633	4,663,112
Hope Bancorp, Inc.	360,552	5,422,702
JPMorgan Chase & Co.	28,960	3,340,826
Lincoln National Corp.	76,020	3,902,867
Loews Corp.	89,233	5,197,822
MetLife, Inc.	75,658	4,785,368
Mr Cooper Group, Inc.(a)	106,247	4,786,427
Principal Financial Group, Inc.	79,821	5,343,218
SLM Corp.	287,790	4,489,524
Synchrony Financial	112,039	3,751,066
Unum Group	163,624	5,267,057
Voya Financial, Inc.	73,305	4,410,029

	Shares	Value
Financials (continued)
Zions Bancorp NA	99,188	$5,410,705
		128,491,688
Health Care (4.96%)
Allscripts Healthcare Solutions, Inc.(a)	226,431	3,582,139
Cigna Corp.	20,634	5,681,778
McKesson Corp.	24,254	8,284,681
Quest Diagnostics, Inc.	32,760	4,474,033
Universal Health Services, Inc., Class B	40,363	4,539,627
		26,562,258
Industrials (6.91%)
Boise Cascade Co.	84,708	5,989,703
Crane Holdings Co.	45,212	4,472,823
Cummins, Inc.	20,091	4,446,339
ManpowerGroup, Inc.	45,431	3,562,245
Matson, Inc.	70,590	6,470,985
Snap-on, Inc.	22,263	4,988,025
Veritiv Corp.(a)	57,060	7,076,581
		37,006,701
Information Technology (5.24%)
Arrow Electronics, Inc.(a)	42,535	5,451,711
DXC Technology Co.(a)	152,402	4,815,903
HP, Inc.	174,846	5,838,108
Juniper Networks, Inc.	181,543	5,088,650
Western Union Co.	182,448	3,105,265
Xerox Holdings Corp.	218,467	3,742,340
		28,041,977
Materials (18.76%)
Dow, Inc.	100,455	5,345,211
DuPont de Nemours, Inc.	75,658	4,632,539
Greif, Inc., Class A	80,726	5,700,870
Huntsman Corp.	170,502	4,937,738
International Paper Co.	87,785	3,754,565
Louisiana-Pacific Corp.	129,053	8,211,642
LyondellBasell Industries NV, Class A	51,585	4,597,255
Mativ, Inc.	148,415	3,242,868
Mosaic Co.	162,719	8,568,783
Nucor Corp.	72,400	9,831,920
Olin Corp.	94,482	4,938,574
Reliance Steel & Aluminum Co.	32,037	6,095,039
Resolute Forest Products, Inc.(a)	547,887	11,111,148
Ryerson Holding Corp.	243,807	6,680,312
Steel Dynamics, Inc.	110,048	8,570,538

	Shares	Value
Materials (continued)
Worthington Industries, Inc.	82,174	$4,208,131
		100,427,133

Total Common Stocks
(Cost $557,024,176)		531,344,473

	Shares	Value
Short-Term Investment (2.75%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(c)(d)	14,744,381	$14,744,381

Total Short-Term Investment
(Cost $14,744,381)		14,744,381

Total Investments (102.02%)
(Cost $571,768,557)		$546,088,854

Liabilities Less Other Assets (-2.02%)		(10,791,970)

Net Assets (100.00%)		$535,296,884
Percentages based on Net Assets.

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $14,353,225.
(c)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2022 was $14,744,381.
(d)	Rate shown is the 7-day effective yield as of July 31, 2022.

Investment Abbreviations:

PLC - Public Limited Company

As of July 31, 2022, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Please see Note 2 in Notes to Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Foreign Shareholder Yield ETF
Financials	22.35%
Materials	20.82%
Industrials	15.63%
Energy	13.04%
Communication Services	8.58%
Consumer Discretionary	6.69%
Consumer Staples	6.53%
Information Technology	5.16%
Real Estate	1.20%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Foreign Shareholder Yield ETF

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (98.50%)
Australia (8.47%)
Challenger, Ltd.	179,645	$876,115
CSR, Ltd.	193,858	616,291
Downer EDI, Ltd.	176,046	678,978
Fortescue Metals Group, Ltd.	72,346	927,053
GrainCorp, Ltd., Class A	143,411	853,714
Mineral Resources, Ltd.	22,448	842,880
Super Retail Group, Ltd.	95,831	661,536
Woodside Energy Group, Ltd.	32,086	716,943
		6,173,510
Belgium (1.06%)
Ageas SA	17,828	775,305

Canada (11.99%)
Canadian Natural Resources, Ltd.	24,400	1,347,331
Corus Entertainment, Inc., Class B	176,900	519,421
Great-West Lifeco, Inc.	21,361	519,116
Home Capital Group, Inc.	30,500	622,600
Imperial Oil, Ltd.	24,400	1,169,363
Interfor Corp.	24,400	602,497
Labrador Iron Ore Royalty Corp.(a)	35,636	787,551
Mullen Group, Ltd.	79,300	904,127
Stelco Holdings, Inc.	30,500	860,779
Suncor Energy, Inc.	24,400	828,100
West Fraser Timber Co., Ltd.	6,100	571,105
		8,731,990

	Shares	Value
Denmark (1.38%)
Scandinavian Tobacco Group A/S, Class A(b)	52,765	$1,008,415

Finland (0.97%)
Sampo Oyj(c)	16,348	704,092

France (6.83%)
AXA SA	30,195	692,822
Carrefour SA	44,408	755,240
Coface SA	57,096	595,802
Metropole Television SA	35,990	473,035
Nexity SA	16,043	392,864
TotalEnergies SE	28,975	1,473,581
Vivendi SE	62,403	590,463
		4,973,807
Germany (1.76%)
DWS Group GmbH & Co. KGaA(b)	16,409	476,960
Freenet AG	34,404	808,385
		1,285,345
Great Britain (12.05%)
abrdn PLC	208,010	419,744
Anglo American PLC	14,945	536,902
Aviva PLC	117,614	567,194
Berkeley Group Holdings PLC	10,434	538,504
BP PLC	179,279	873,307
British American Tobacco PLC	22,631	887,574
Direct Line Insurance Group PLC	180,653	453,200
Legal & General Group PLC	185,326	589,053
Man Group PLC	419,436	1,390,373
Persimmon PLC	19,825	454,854
Quilter PLC(b)	295,986	378,476
Rio Tinto PLC	16,598	995,395
WPP PLC	64,172	690,680
		8,775,256
Hong Kong (9.50%)
China Resources Cement Holdings, Ltd.	884,500	543,101
Kingboard Holdings, Ltd.	152,500	445,850
Kingboard Laminates Holdings, Ltd.	475,800	435,802
Lee & Man Paper Manufacturing, Ltd.	915,000	347,355
New World Development Co., Ltd.	140,300	468,268
Orient Overseas International, Ltd.	30,500	1,060,714
Pacific Basin Shipping, Ltd.	1,403,000	668,444
PC Partner Group, Ltd.(a)	854,000	764,802

	Shares	Value
Hong Kong (continued)
Shougang Fushan Resources Group, Ltd.	4,514,000	$1,604,359
VTech Holdings, Ltd.	85,400	582,577
		6,921,272
Italy (3.21%)
Anima Holding SpA(b)	152,561	532,949
Eni SpA	57,828	692,449
Unipol Gruppo SpA	141,032	588,817
UnipolSai Assicurazioni SpA	234,057	528,191
		2,342,406
Japan (26.52%)
Aozora Bank, Ltd.	30,500	634,702
Citizen Watch Co., Ltd.	176,900	770,745
Dai-ichi Life Holdings, Inc.	42,700	737,444
Gree, Inc.	122,000	772,164
Hakuto Co., Ltd.	36,600	703,456
Idemitsu Kosan Co., Ltd.	30,500	784,514
Inabata & Co., Ltd.	42,700	771,386
Inpex Corp.	67,100	758,806
Japan Post Insurance Co., Ltd.	42,700	687,171
Japan Tobacco, Inc.	30,500	546,072
Joyful Honda Co., Ltd.	61,000	718,185
Kamigumi Co., Ltd.	36,600	741,057
Kewpie Corp.	36,600	634,016
Marubeni Corp.	91,500	846,041
Meiwa Corp.(a)(c)	77,775	439,179
Mitsui & Co., Ltd.	36,600	802,949
Mixi, Inc.	36,600	640,603
NGK Spark Plug Co., Ltd.	36,600	712,513
Nippon Yusen KK	18,300	1,427,222
Nisshinbo Holdings, Inc.	91,500	725,276
Nitto Kogyo Corp.	42,700	828,383
Press Kogyo Co., Ltd.	231,800	709,219
Sompo Holdings, Inc.	18,300	812,418
Sumitomo Osaka Cement Co., Ltd.	24,400	641,335
Sumitomo Warehouse Co., Ltd.	48,800	765,942
Tokio Marine Holdings, Inc.	12,200	710,317
		19,321,115
Luxembourg (2.65%)
ArcelorMittal SA	30,256	739,524
ArcelorMittal SA(a)	27,572	673,216
RTL Group SA	13,176	516,035
		1,928,775
Netherlands (2.40%)
ASR Nederland NV	18,864	784,691

	Shares	Value
Netherlands (continued)
NN Group NV	20,618	$962,593
		1,747,284
New Zealand (0.75%)
Fletcher Building, Ltd.	167,323	542,983

Norway (2.68%)
Elkem ASA(b)(c)	213,195	871,741
Telenor ASA	43,435	525,799
Yara International ASA	12,993	552,516
		1,950,056
Spain (0.99%)
Repsol SA	57,950	718,134

Sweden (3.99%)
Betsson AB(c)	146,644	1,012,288
SSAB AB	106,079	510,134
SSAB AB	167,628	764,390
Telia Co. AB	168,548	621,469
		2,908,281
Switzerland (1.30%)
Ferrexpo PLC	167,079	301,338
Glencore PLC	115,046	647,068
		948,406

Total Common Stocks
(Cost $79,683,257)		71,756,432

	Shares	Value
Short-Term Investment (1.70%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(d)(e)	1,235,578	$1,235,578

Total Short-Term Investment
(Cost $1,235,578)		1,235,578

Total Investments (100.19%)
(Cost $80,918,835)		$72,992,010

Liabilities Less Other Assets (-0.19%)		(139,967)

Net Assets (100.00%)		$72,852,043

	Shares	Value
Short-Term Investment (continued)
Percentages based on Net Assets.

(a)	This security or a partial position of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $1,171,904.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022, the fair value of securities restricted under Rule 144A in the aggregate was $3,268,541, representing 4.49% of net assets.
(c)	Non-income producing security.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2022 was $1,235,578.
(e)	Rate shown is the 7-day effective yield as of July 31, 2022.

Investment Abbreviations:

GmbH - German Company with limited liability

KGaA -  German Master Limited Partnership

Oyj - Finnish public stock company

PLC - Public Limited Company

SpA - Italian Public Limited Company

As of July 31, 2022, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Please see Note 2 in Notes to Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Global Value ETF
Financials	28.43%
Utilities	16.55%
Materials	11.84%
Energy	9.15%
Industrials	8.57%
Other	7.48%
Consumer Staples	7.39%
Real Estate	3.89%
Communication Services	2.70%
Consumer Discretionary	1.83%
Health Care	1.18%
Information Technology	0.99%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Global Value ETF

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (92.90%)
Austria (0.72%)
Erste Group Bank AG	24,606	$625,266

Brazil (9.24%)
Atacadao SA	220,800	796,299
Banco Santander Brasil SA(a)	134,400	737,445
Centrais Eletricas Brasileiras SA	115,200	1,023,955
Cia Siderurgica Nacional SA	220,800	626,882
Gerdau SA	163,200	775,295
Itau Unibanco Holding SA	192,000	878,715
JBS SA	124,800	769,915
Petroleo Brasileiro SA	134,400	889,662
Telefonica Brasil SA	86,400	745,925
Vale SA	57,600	777,040
		8,021,133
Chile (9.62%)
Banco Santander Chile	17,545,344	694,921
CAP SA	72,672	665,057
Cencosud SA	542,592	741,239
Cia Sud Americana de Vapores SA	7,629,600	825,531
Colbun SA	12,351,648	1,049,157
Empresas CMPC SA	582,720	990,061
Empresas COPEC SA	120,768	989,089
Enel Americas SA	8,217,984	831,739

	Shares	Value
Chile (continued)
Falabella SA	321,024	$716,078
Quinenco SA	314,304	854,561
		8,357,433
Czech Republic (9.20%)
CEZ AS	62,304	2,827,537
Komercni Banka AS	66,432	1,677,078
Moneta Money Bank AS(b)	590,304	1,965,723
Philip Morris CR AS	2,208	1,521,877
		7,992,215
Great Britain (9.18%)
Anglo American PLC	19,872	713,906
Aviva PLC	121,992	588,307
Barclays PLC	466,944	893,798
BP PLC	166,944	813,220
Legal & General Group PLC	279,744	889,158
Lloyds Banking Group PLC	1,588,896	875,474
Rio Tinto PLC	12,768	765,707
Segro PLC	58,944	786,016
Shell PLC	30,528	810,090
Vodafone Group PLC	566,592	833,518
		7,969,194
Greece (–%)
FF Group(a)(c)(d)	25,407	0

Malaysia (8.66%)
CIMB Group Holdings Bhd	739,200	865,348
Hartalega Holdings Bhd	854,400	526,021
Hong Leong Bank Bhd	182,400	859,848
Malayan Banking Bhd	422,400	840,909
Petronas Chemicals Group Bhd	364,800	727,879
Public Bank Bhd	816,000	850,745
RHB Bank Bhd	624,000	824,429
Sime Darby Bhd	1,603,200	842,936
Sime Darby Plantation Bhd	710,400	695,954
Top Glove Corp. Bhd	2,256,000	489,167
		7,523,236
Poland (9.28%)
Alior Bank SA(a)	111,936	602,352
Grupa Lotos SA	57,984	987,973
Jastrzebska Spolka Weglowa SA(e)	55,488	603,409
KGHM Polska Miedz SA	27,744	690,832
Lubelski Wegiel Bogdanka SA	72,576	845,272
PGE Polska Grupa Energetyczna SA(a)	399,552	891,053
Polski Koncern Naftowy ORLEN SA	52,128	849,069

	Shares	Value
Poland (continued)
Polskie Gornictwo Naftowe i Gazownictwo SA(a)	631,296	$941,940
Powszechny Zaklad Ubezpieczen SA	129,216	843,882
Tauron Polska Energia SA(a)	1,135,680	799,005
		8,054,787
Portugal (10.00%)
Altri SGPS SA	126,720	745,999
Banco Comercial Portugues SA	5,722,080	845,069
Energias de Portugal SA	190,464	961,440
Galp Energia SGPS SA	75,264	790,771
Greenvolt-Energias Renovaveis SA(a)	24,000	216,347
Jeronimo Martins SGPS SA	41,664	963,216
Mota-Engil SGPS SA(e)	655,200	822,323
Navigator Co. SA	211,296	869,863
NOS SGPS SA	201,696	761,490
REN - Redes Energeticas Nacionais SGPS SA	288,672	815,774
Sonae SGPS SA	788,736	894,798
		8,687,090
Russia (–%)(f)
Alrosa PJSC(c)(g)	1,262,976	0
Gazprom Neft PJSC(c)(g)	334,880	0
Gazprom PJSC(a)(c)(g)	373,048	0
Rosneft Oil Co. PJSC(c)(g)	198,016	0
Sberbank of Russia PJSC(a)(c)(g)	287,609	0
Severstal PAO(c)(g)	82,992	0
Unipro PJSC(c)(g)	22,421,984	0
		0
Singapore (9.65%)
Capitaland Investment, Ltd.	288,000	817,258
CDL Hospitality Trusts	23,850	22,790
City Developments, Ltd.	153,600	861,735
Genting Singapore, Ltd.	1,488,000	867,120
Jardine Cycle & Carriage, Ltd.	38,400	778,341
Oversea-Chinese Banking Corp., Ltd.	96,000	811,003
Sembcorp Industries, Ltd.	403,200	849,364
Singapore Airlines, Ltd.(a)	220,800	871,116
United Overseas Bank, Ltd.	38,400	765,832
UOL Group, Ltd.	163,200	881,332
Venture Corp., Ltd.	67,200	855,202
		8,381,093
Spain (9.29%)
Acciona SA	4,416	905,379
Banco Bilbao Vizcaya Argentaria SA	173,088	781,384
Banco Santander SA	297,792	742,631
CaixaBank SA	270,144	808,696

	Shares	Value
Spain (continued)
Enagas SA	39,456	$777,482
Endesa SA	41,088	752,109
Ferrovial SA	33,696	898,165
Iberdrola SA(e)	74,976	799,239
Mapfre SA	478,848	770,812
Naturgy Energy Group SA(e)	28,512	834,003
		8,069,900
Turkey (8.06%)
Akbank TAS	1,450,272	698,565
Eregli Demir ve Celik Fabrikalari TAS	385,440	594,193
Haci Omer Sabanci Holding AS	645,504	715,886
KOC Holding AS	321,792	660,952
Petkim Petrokimya Holding AS(a)	1,356,000	679,646
Turkiye Halk Bankasi AS(a)	2,391,168	647,290
Turkiye Is Bankasi AS, Class C	2,729,971	795,381
Turkiye Sise ve Cam Fabrikalari AS	713,952	869,502
Turkiye Vakiflar Bankasi TAO, Class D(a)	2,907,072	632,801
Yapi ve Kredi Bankasi AS	2,656,320	704,240
		6,998,456

Total Common Stocks
(Cost $103,454,318)		80,679,803

	Shares	Value
Exchange Traded Funds (6.74%)
Colombia (6.74%)
Equity ETF (6.74%)
iShares® MSCI Colombia ETF	668,672	5,850,880

Total Exchange Traded Funds
(Cost $5,372,579)		5,850,880

	Shares	Value
Short-Term Investment (1.36%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(h)(i)	1,183,961	$1,183,961

Total Short-Term Investment
(Cost $1,183,961)		1,183,961

Total Investments (101.00%)
(Cost $110,010,858)		$87,714,644

Liabilities Less Other Assets (-1.00%)		(872,318)

Net Assets (100.00%)		$86,842,326
Percentages based on Net Assets.

(a)	Non-income producing security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022, the fair value of securities restricted under Rule 144A in the aggregate was $1,965,723, representing 2.26% of net assets.
(c)	Level 3 security in accordance with fair value hierarchy.
(d)	Fair valued security; valued by management in accordance with procedures approved by the Fund's Board of Trustees. As of July 31, 2022, these securities had an aggregate market value of $0 or 0% of total net assets.
(e)	This security or a partial position of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $1,698,869.
(f)	Less than 0.005%.
(g)	These securities are considered to be illiquid. The aggregate value of these securities at July 31, 2022 was $0, which represent 0.00% of the Fund's Net Assets.
(h)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2022 was $1,183,961.
(i)	Rate shown is the 7-day effective yield as of July 31, 2022.

Investment Abbreviations:

ETF- Exchange Traded Fund

PJSC - Private Joint Stock Company

PLC - Public Limited Company

MSCI - Morgan Stanley Capital International

Transactions with affiliated companies for the three months ended July 31, 2022 are as follows:

Security Name	Value at April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income
iShares MSCI Colombia ETF	$9,137,885	$	$(1,220,291)	$(2,095,417)	$28,703	$5,850,880	668,672	$328,977
	$9,137,885	$	$(1,220,291)	$(2,095,417)	$28,703	$5,850,880	668,672	$328,977

Cambria Global Value ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs(1)	Total
Common Stocks
Austria	$625,266	–	$–	625,266
Brazil	8,021,133	–	–	8,021,133
Chile	8,357,433	–	–	8,357,433
Czech Republic	7,992,215	–	–	7,992,215
Great Britain	7,969,194	–	–	7,969,194
Malaysia	7,523,236	–	–	7,523,236
Poland	8,054,787	–	–	8,054,787
Portugal	8,687,090	–	–	8,687,090
Singapore	8,381,093	–	–	8,381,093
Spain	8,069,900	–	–	8,069,900
Turkey	6,998,456	–	–	6,998,456

Exchange Traded Funds
Colombia	5,850,880	–	–	5,850,880
Short-Term Investment	1,183,961	–	–	1,183,961
Total	$87,714,644	$–	$–	$87,714,644

Please see Note 2 in Notes to Notes to Schedules of Investments for further information regarding fair value measurements.

(1)	The Fund considers transfers to Level 3 at the ending of the reporting period, which is $0 at the end of the reporting period. Change in unrealized appreciation/depreciation on Level 3 holding as of July 31, 2022 was $(9,440,193).

Sector Weightings
Cambria Global Momentum ETF
Exchange Traded Funds	100.00%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Global Momentum ETF

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Value
Exchange Traded Funds (99.47%)
Global (15.59%)
Alternative ETF (6.16%)
iMGP DBi Managed Futures Strategy ETF	209,664	$6,549,903

Commodity ETF (9.43%)
iShares® Global Energy ETF(a)	276,336	10,017,180

North America (14.81%)
Equity ETF (6.37%)
Cambria Tail Risk ETF*	403,560	6,763,666

Fixed Income ETF (8.44%)
iShares® 1-3 Year Treasury Bond ETF(a)	108,000	8,969,400

United States (69.07%)
Commodity ETF (17.45%)
Invesco DB Energy Fund(b)	239,582	6,126,112
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF(a)	704,232	12,408,568
		18,534,680
Equity ETF (13.32%)
Cambria Value and Momentum ETF*	545,130	14,151,575

Fixed Income ETF (38.30%)
iShares® 7-10 Year Treasury Bond ETF(a)	86,688	9,116,977
iShares® Short Treasury Bond ETF	202,968	22,350,836
Schwab US TIPS Bond ETF	159,408	9,226,535
		40,694,348

	Shares	Value
Fixed Income ETF (continued)

Total Exchange Traded Funds
(Cost $105,014,114)		$105,680,752

	Shares	Value
Short-Term Investment (16.65%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(c)(d)	17,692,958	$17,692,958

Total Short-Term Investment
(Cost $17,692,958)		17,692,958

Total Investments (116.13%)
(Cost $122,707,072)		$123,373,710

Liabilities Less Other Assets (-16.13%)		(17,132,621)

Net Assets (100.00%)		$106,241,089
Percentages based on Net Assets.

*	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor.
(a)	This security or a partial position of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $17,325,293.
(b)	Non-income producing security.
(c)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2022 was $17,692,958.
(d)	Rate shown is the 7-day effective yield as of July 31, 2022.

Investment Abbreviations:

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

Transactions with affiliated companies for the three months ended July 31, 2022 are as follows:

Security Name	Value at April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income
Cambria Foreign Shareholder Yield ETF	4,642,086	7,287,069	(11,231,651)	(258,827)	(438,677)	-	-
Cambria Global Real Estate ETF	4,975,645	-	(4,890,438)	463,685	(548,892)	-	-
Cambria Tail Risk ETF	-	7,226,583	(98,256)	(363,764)	(897)	6,763,666	403,560
Cambria Shareholder Yield ETF	6,221,839	7,305,868	(12,817,592)	(1,620,523)	910,408	-	-
Cambria Value and Momentum ETF	10,421,504	4,844,529	(802,980)	(424,445)	112,967	14,151,575	545,130	36,913
	$26,261,074	$26,664,049	$(29,840,917)	$(2,203,874)	$34,909	$20,915,241	948,690	$36,913

As of July 31, 2022, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Please see Note 2 in Notes to Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Global Asset Allocation ETF
Exchange Traded Funds	100.00%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Global Asset Allocation ETF

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Value
Exchange Traded Funds (98.46%)
Global (13.91%)
Equity ETF (13.91%)
Alpha Architect Value Momentum Trend ETF	38,148	$919,908
Cambria Global Real Estate ETF*	108,900	3,116,653
Cambria Global Value ETF*	127,974	2,312,682
		6,349,243
International (34.71%)
Equity ETF (14.92%)
Alpha Architect International Quantitative Momentum ETF(a)	34,320	905,990
Cambria Emerging Shareholder Yield ETF*(a)	144,276	3,912,765
Cambria Foreign Shareholder Yield ETF*	82,863	1,989,126
		6,807,881
Fixed Income ETF (19.79%)
SPDR® FTSE International Government Inflation-Protected Bond ETF	28,413	1,298,758
VanEck Emerging Markets High Yield Bond ETF	97,812	1,738,119
VanEck International High Yield Bond ETF	45,474	897,657
VanEck J. P. Morgan EM Local Currency Bond ETF(a)	112,134	2,729,342
Vanguard® Total International Bond ETF	46,398	2,370,474
		9,034,350
North America (0.79%)
Commodity ETF (0.79%)
VanEck Gold Miners ETF/USA	13,662	358,901

	Shares	Value
United States (49.05%)
Commodity ETF (9.79%)
Graniteshares Gold Trust(b)	76,131	$1,329,247
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF(a)	178,134	3,138,721
		4,467,968
Equity ETF (15.78%)
Alpha Architect US Quantitative Momentum ETF(a)	40,425	1,881,582
Cambria Shareholder Yield ETF*(a)	58,245	3,441,114
Cambria Value and Momentum ETF*	72,435	1,880,413
		7,203,109
Fixed Income ETF (23.48%)
Schwab US TIPS Bond ETF	23,991	1,388,599
Vanguard® Intermediate-Term Corporate Bond ETF(a)	17,325	1,437,282
Vanguard® Intermediate-Term Government Bond ETF	30,789	1,916,615
Vanguard® Long-Term Treasury Bond ETF(a)	25,773	1,851,790
Vanguard® Short-Term Corporate Bond ETF(a)	12,309	952,594
Vanguard® Total Bond Market ETF	41,250	3,172,125
		10,719,005

Total Exchange Traded Funds
(Cost $46,165,834)		44,940,457

	Shares	Value
Short-Term Investment (13.21%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(c)(d)	6,031,558	$6,031,558

Total Short-Term Investment
(Cost $6,031,558)		6,031,558

Total Investments (111.67%)
(Cost $52,197,392)		$50,972,015

Liabilities Less Other Assets (-11.67%)		(5,326,543)

Net Assets (100.00%)		$45,645,472

	Shares	Value
Short-Term Investment (continued)
Percentages based on Net Assets.

*	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor.
(a)	This security or a partial position of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $5,889,857.
(b)	Non-income producing security.
(c)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2022 was $6,031,558.
(d)	Rate shown is the 7-day effective yield as of July 31, 2022.

Investment Abbreviations:

ETF - Exchange Traded Funds

FTSE - Financial Times Stock Exchange

SPDR - Standard & Poor's Depository Receipt

TIPS - Treasury Inflation Protected Security

Transactions with affiliated companies for the three months ended July 31, 2022 are as follows:

Security Name	Value at April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value at July 31, 2022	Share at July 31, 2022	Dividend Income
Cambria Emerging Shareholder Yield ETF	$4,171,210	$118,568	$-	$(377,013)	$-	$3,912,765	144,276	$95,627
Cambria Foreign Shareholder Yield ETF	2,086,741	59,648	-	(157 263)	-	1,989,126	82,863	47,193
Cambria Global Real Estate ETF	3,468,032	93,971	(330,319)	(174,442)	59,411	3,116,653	108,900	11,730
Cambria Global Value ETF	2,521,469	69,426	-	(278,213)	-	2,312,682	127,974	72,517
Cambria Shareholder Yield ETF	3,437,373	102,901	-	(99,160)	-	3,441,114	58,245	17,259
Cambria Value and Momentum ETF	1,859,253	56,851	-	(35,691)	-	1,880,413	72,435	5,189
	$17,544,078	$501,365	$(330,319)	$(1,121,782)	$59,411	$16,652,753	594,693	$249,515

As of July 31, 2022, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Please see Note 2 in Notes to Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Value and Momentum ETF
Energy	26.27%
Materials	22.26%
Financials	19.04%
Industrials	10.69%
Consumer Staples	5.89%
Consumer Discretionary	5.78%
Information Technology	4.24%
Health Care	3.17%
Utilities	1.90%
Real Estate	0.76%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Value and Momentum ETF

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (80.96%)
Consumer Discretionary (4.68%)
AutoNation, Inc.(a)	3,404	$404,191
Dillard's, Inc., Class A(b)	1,776	403,774
Group 1 Automotive, Inc.	2,109	373,124
Macy's, Inc.	15,059	265,791
Movado Group, Inc.	10,582	359,576
Penske Automotive Group, Inc.	3,848	440,558
		2,247,014
Consumer Staples (4.77%)
Andersons, Inc.	7,511	271,673
Ingles Markets, Inc., Class A	3,811	363,798
SpartanNash Co.	10,249	330,940
Tyson Foods, Inc., Class A	4,144	364,714
United Natural Foods, Inc.(a)	14,693	624,599
Universal Corp.	5,994	335,125
		2,290,849
Energy (21.27%)
Antero Resources Corp.(a)	14,619	579,497
APA Corp.	8,658	321,818
Arch Resources, Inc., Class A(b)	2,368	305,803
California Resources Corp.	8,991	403,336
Centennial Resource Development, Inc., Class A(a)	71,891	478,794
Chesapeake Energy Corp.	4,329	407,662
Chevron Corp.	2,146	351,472

	Shares	Value
Energy (continued)
Chord Energy Corp.	7,272	$932,561
Civitas Resources, Inc.	6,512	383,947
ConocoPhillips	3,441	335,257
CONSOL Energy, Inc.(a)	7,030	431,080
Continental Resources, Inc.	6,179	425,671
Earthstone Energy, Inc., Class A(a)(b)	28,453	403,748
EOG Resources, Inc.	4,440	493,817
Exxon Mobil Corp.	4,292	416,024
Marathon Oil Corp.	19,462	482,658
Matador Resources Co.	12,432	718,321
Ovintiv, Inc.	8,584	438,557
Patterson-UTI Energy, Inc.	21,756	360,062
PDC Energy, Inc.	7,548	495,828
Peabody Energy Corp.(a)(c)	14,652	307,545
Plains GP Holdings LP, Class A	30,673	343,231
SandRidge Energy, Inc.(a)	21,571	404,025
		10,220,714
Financials (15.42%)
Alleghany Corp.	407	340,854
American Equity Investment Life Holding Co.	9,028	339,092
American Financial Group, Inc.	2,738	366,016
American International Group, Inc.	5,735	296,901
Berkshire Hills Bancorp, Inc.	12,506	352,294
Comerica, Inc.	3,774	293,504
Encore Capital Group, Inc.(a)	6,660	482,384
First Horizon Corp.	15,429	344,992
Hanmi Financial Corp.	16,465	416,070
Hope Bancorp, Inc.	21,719	326,654
Jefferies Financial Group, Inc.	9,472	308,503
Loews Corp.	6,068	353,461
MetLife, Inc.	5,735	362,739
Metropolitan Bank Holding Corp.(a)	4,181	290,078
Mr Cooper Group, Inc.(a)	9,731	438,381
Old Republic International Corp.	13,505	314,261
Principal Financial Group, Inc.	5,402	361,610
Regions Financial Corp.	16,761	354,998
Travelers Cos., Inc.	2,183	346,442
Unum Group	10,804	347,781
Voya Financial, Inc.	6,142	369,503
		7,406,518
Health Care (2.56%)
Cigna Corp.	1,332	366,780
McKesson Corp.	1,147	391,792
SIGA Technologies, Inc.(b)	27,565	473,842
		1,232,414

	Shares	Value
Industrials (8.65%)
ArcBest Corp.	6,697	$593,354
Atkore, Inc.(a)	3,700	367,299
BlueLinx Holdings, Inc.(a)	4,736	378,880
Boise Cascade Co.	7,696	544,184
Builders FirstSource, Inc.(a)	4,625	314,500
Encore Wire Corp.	3,034	420,118
Insteel Industries, Inc.	10,434	326,584
Matson, Inc.	2,960	271,343
Mueller Industries, Inc.	6,956	468,348
Veritiv Corp.(a)	3,811	472,640
		4,157,250
Information Technology (3.43%)
Avnet, Inc.	8,399	402,060
HP, Inc.	11,063	369,394
Photronics, Inc.(a)	20,276	482,772
Sanmina Corp.(a)	8,584	395,293
		1,649,519
Materials (18.02%)
AdvanSix, Inc.	11,766	462,286
Alcoa Corp.	6,549	333,279
Alpha Metallurgical Resources, Inc.	3,515	480,711
CF Industries Holdings, Inc.	4,292	409,843
Commercial Metals Co.	10,212	404,599
Dow, Inc.	6,808	362,254
Huntsman Corp.	9,028	261,451
Intrepid Potash, Inc.(a)	5,042	229,915
Louisiana-Pacific Corp.	6,179	393,170
Mosaic Co.	5,254	276,676
Nucor Corp.	3,589	487,386
Olin Corp.	7,622	398,402
Ramaco Resources, Inc.	26,270	308,410
Reliance Steel & Aluminum Co.	1,813	344,923
Resolute Forest Products, Inc.(a)	35,298	715,843
Ryerson Holding Corp.	9,435	258,519
Steel Dynamics, Inc.	5,883	458,168
SunCoke Energy, Inc.	52,762	390,439
TimkenSteel Corp.(a)	32,042	650,132
United States Steel Corp.	15,873	375,397
Warrior Met Coal, Inc.	9,139	291,808
Westlake Corp.	3,737	363,760
		8,657,371
Real Estate (0.62%)
Marcus & Millichap, Inc.	7,252	296,752

Utilities (1.54%)
NRG Energy, Inc.	9,287	350,584

	Shares	Value
Utilities (continued)
Vistra Corp.	15,059	$389,275
		739,859

Total Common Stocks
(Cost $36,278,510)		38,898,260

	Shares	Value
Short-Term Investment (2.33%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(d)(e)	1,118,047	$1,118,047

Total Short-Term Investment
(Cost $1,118,047)		1,118,047

Total Investments (83.29%)
(Cost $37,396,557)		$40,016,307

Other Assets Less Liabilities (16.71%)		8,027,257

Net Assets (100.00%)		$48,043,564
Percentages based on Net Assets.

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $1,091,076.
(c)	Security, or portion of security, is being held as collateral for securities sold short.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2022 was $1,118,047.
(e)	Rate shown is the 7-day effective yield as of July 31, 2022.

The open futures contracts held by the Fund as of July 31, 2022 are as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation
S&P® 500 Mini Future	190	Sep-2022	$(35,007,154)	$(39,268,250)	$(4,261,096)

For the period ended July 31, 2022, the monthly average notional value of the short equity futures contracts held was $34,557,708 and the ending notional value of the futures contacts was $35,007,154.

As of July 31, 2022, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Please see Note 2 in Notes to Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Global Tail Risk ETF
Exchange Traded Funds	75.54%
Purchased Options	13.25%
Sovereign Debt	11.21%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Global Tail Risk ETF

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Value
Exchange Traded Funds (52.03%)
International (19.11%)
Fixed Income ETF (19.11%)
VanEck J. P. Morgan EM Local Currency Bond ETF(a)	19,928	$485,047
Vanguard® Total International Bond ETF	10,908	557,290
		1,042,337
United States (32.92%)
Fixed Income ETF (32.92%)
iShares® 7-10 Year Treasury Bond ETF(a)	8,436	887,214
iShares® TIPS Bond ETF	7,688	908,952
		1,796,166

Total Exchange Traded Funds
(Cost $3,042,566)		2,838,503

	Currency	Face Amount	Value
Sovereign Debt (7.72%)
Colombian TES, 7.500%, 8/26/2026	COP	812,500,000	165,468
Turkey Government Bond, 8.500%, 9/14/2022	TRY	4,641,000	255,797
			421,265

Total Sovereign Debt
(Cost $1,263,262)			421,265

	Contracts	Notional Amount	Value
Purchased Options (9.13%)
Put Options
MSCI EAFE Index-MXEA US 03/17/23 P1800
Expires 03/17/23, Strike Price $1,800	5	$968,630	$37,250
MSCI EAFE Index-MXEA US 06/16/23 P1700
Expires 06/16/23, Strike Price $1,700	10	1,937,260	71,450
MSCI EAFE Index-MXEA US 09/16/22 P2200
Expires 09/16/22, Strike Price $2,200	2	387,452	50,220
MSCI EAFE Index-MXEA US 12/16/22 P1750
Expires 12/16/22, Strike Price $1,750	15	2,905,890	59,250
MSCI EAFE Index-MXEA US 12/16/22 P1900
Expires 12/16/22, Strike Price $1,900	2	387,452	15,240
MSCI Emerging Markets Index-MXEF US 03/17/23 P1000
Expires 03/16/23, Strike Price $1,000	7	695,647	48,160
MSCI Emerging Markets Index-MXEF US 03/17/23 P950
Expires 03/16/23, Strike Price $950	5	496,891	25,000
MSCI Emerging Markets Index-MXEF US 06/16/23 P950
Expires 06/15/23, Strike Price $950	10	993,782	64,550
MSCI Emerging Markets Index-MXEF US 09/16/22 P1150
Expires 09/15/22, Strike Price $1,150	3	298,134	46,515
MSCI Emerging Markets Index-MXEF US 12/16/22 P1200
Expires 12/15/22, Strike Price $1,200	4	397,513	80,120

Total Purchased Options
(Cost $572,207)			497,755

	Shares	Value
Short-Term Investment (19.20%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(b)(c)	1,047,217	$1,047,217

Total Short-Term Investment
(Cost $1,047,217)		1,047,217

Total Investments (88.08%)
(Cost $5,925,252)		$4,804,740

Other Assets Less Liabilities (11.92%)		650,353

Net Assets (100.00%)		$5,455,093
Percentages based on Net Assets.

(a)	This security or a partial position of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $1,025,237.
(b)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2022 was $1,047,217.
(c)	Rate shown is the 7-day effective yield as of July 31, 2022.

Currency Abbreviations:

COP — Colombian Peso

TRY— Turkish Lira

Cambria Global Tail Risk ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$2,838,503	$–	$–	$2,838,503
Sovereign Debt	–	421,265	–	421,265
Short-Term Investment	1,047,217	–	–	1,047,217
Total	$3,885,720	$421,265	$–	$4,306,985
Other Financial Instruments
Purchased Options	$497,755	$–	$–	$497,755
Total	$497,755	$–	$–	$497,755

As of July 31, 2022, all of the Fund's investments in securities were considered Level 1 or Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Please see Note 2 in Notes to Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Emerging Shareholder Yield ETF
Materials	26.62%
Energy	18.47%
Information Technology	17.25%
Industrials	12.38%
Consumer Discretionary	10.83%
Financials	9.74%
Utilities	1.88%
Real Estate	1.55%
Health Care	0.74%
Other	0.54%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Emerging Shareholder Yield ETF

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (95.11%)
Brazil (2.20%)
Enauta Participacoes SA	266,500	$959,567
Petroleo Brasileiro SA	136,500	978,222
		1,937,789
China (24.92%)
Anhui Conch Cement Co., Ltd., Class H	130,000	514,210
Bank of Communications Co., Ltd., Class H	1,300,000	773,386
China Coal Energy Co., Ltd., Class H	1,105,000	858,673
China Hongqiao Group, Ltd.	910,000	945,948
China Lilang, Ltd.	1,300,000	611,091
China Medical System Holdings, Ltd.	390,000	621,027
China Petroleum & Chemical Corp., ADR	12,731	597,466
China Sanjiang Fine Chemicals Co., Ltd.(a)	2,470,000	456,248
China Shenhua Energy Co., Ltd., Class H	455,000	1,283,870
E-Commodities Holdings, Ltd.	3,120,000	711,449
Fufeng Group, Ltd.	1,820,000	1,054,918
Greatview Aseptic Packaging Co., Ltd.	1,820,000	343,138
Greenland Hong Kong Holdings, Ltd.	2,795,000	324,010
Greentown Management Holdings Co., Ltd.(b)	2,275,000	1,886,680

	Shares	Value
China (continued)
Huadian Power International Corp., Ltd., Class H(a)	2,852,000	$988,221
JNBY Design, Ltd.	617,500	575,030
Lonking Holdings, Ltd.	2,795,000	555,447
PetroChina Co., Ltd., Class H	1,860,000	864,852
Qingdao Port International Co., Ltd., Class H(b)	1,300,000	616,059
Shenzhen Expressway Corp., Ltd., Class H	910,000	839,297
Sinopec Shanghai Petrochemical Co., Ltd., ADR	22,305	365,579
Sinotruk Hong Kong, Ltd.	487,500	574,450
Tianneng Power International, Ltd.(a)	390,000	457,573
Xinte Energy Co., Ltd., Class H	416,000	1,104,931
Yankuang Energy Group Co., Ltd., Class H(a)	1,040,000	3,245,901
Zhejiang Expressway Co., Ltd., Class H	910,000	732,646
		21,902,100
Colombia (0.51%)
Banco De Bogota Sa	46,485	449,996

India (15.38%)
Coal India, Ltd.	390,715	1,041,348
Cosmo First, Ltd.	85,605	964,958
GHCL, Ltd.	188,760	1,533,919
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	191,100	1,740,270
HSIL, Ltd.	459,160	1,643,183
Oil & Natural Gas Corp., Ltd.	572,910	969,652
Oil India, Ltd.	311,480	746,660
Polyplex Corp., Ltd.	79,105	2,327,852
Redington India, Ltd.	779,090	1,225,234
Vedanta, Ltd.	413,725	1,327,386
		13,520,462
Indonesia (2.35%)
Indo Tambangraya Megah Tbk PT	403,000	1,075,935
United Tractors Tbk PT	455,000	990,831
		2,066,766
Mexico (2.17%)
Banco del Bajio SA(b)	377,000	884,546
Grupo Financiero Inbursa SAB de CV(c)	552,500	1,020,955
		1,905,501

	Shares	Value
Russia (–%)(d)
Alrosa PJSC(e)(f)	538,800	$0
Beluga Group PJSC(e)(f)	20,340	0
Federal Grid Co. Unified Energy System PJSC(c)(e)(f)	328,200,000	5
Gazprom Neft PJSC(e)(f)	223,200	0
Gazprom PJSC(c)(e)(f)	423,000	0
Inter RAO UES PJSC(e)(f)	11,040,000	0
LUKOIL PJSC(e)(f)	17,160	0
Magnitogorsk Iron & Steel Works PJSC(e)(f)	1,560,000	0
Novolipetsk Steel PJSC(e)(f)	458,400	0
OGK-2 PJSC(e)(f)	94,200,000	2
Sberbank of Russia PJSC(c)(e)(f)	276,600	0
Severstal PAO(e)(f)	85,200	0
Unipro PJSC(e)(f)	21,240,000	0
		7
South Africa (15.57%)
AECI, Ltd.	179,335	981,919
African Rainbow Minerals, Ltd.	164,580	2,315,310
Exxaro Resources, Ltd.	64,285	780,896
Investec PLC	212,680	1,132,502
Investec, Ltd.	209,040	1,116,012
Kumba Iron Ore, Ltd.	32,110	951,611
Motus Holdings, Ltd.	206,245	1,388,617
Nedbank Group, Ltd.	60,450	788,905
Ninety One, Ltd.	57,989	141,658
Reunert, Ltd.	373,025	920,443
Sibanye Stillwater, Ltd.	240,760	586,979
Thungela Resources, Ltd.	60,060	1,051,122
Truworths International, Ltd.	496,025	1,527,769
		13,683,743
South Korea (2.48%)
LX Semicon Co., Ltd.	7,995	612,349
Motonic Corp.	94,705	626,944
SSANGYONG C&E Co., Ltd.	182,391	936,455
		2,175,748
Taiwan (19.39%)
Advanced Power Electronics Corp.	260,000	963,896
Asustek Computer, Inc.	65,000	611,119
Catcher Technology Co., Ltd.	130,000	740,289
Chicony Electronics Co., Ltd.	325,000	859,691
Dimerco Express Corp.	520,000	1,293,878
Generalplus Technology, Inc.	455,000	928,509
Holy Stone Enterprise Co., Ltd.	325,000	992,118
Huaku Development Co., Ltd.	325,000	972,579
ITE Technology, Inc.	390,000	887,045
Nantex Industry Co., Ltd.	455,000	650,412

	Shares	Value
Taiwan (continued)
Nishoku Technology, Inc.	325,000	$795,648
O-TA Precision Industry Co., Ltd.	195,000	748,973
Radiant Opto-Electronics Corp.	260,000	810,193
Sea Sonic Electronics Co., Ltd.	390,000	704,686
Systex Corp.	325,000	797,819
TA-I Technology Co., Ltd.	455,000	664,089
Topco Scientific Co., Ltd.	260,000	1,337,297
Transcend Information, Inc.	325,000	692,529
Tripod Technology Corp.	260,000	890,084
Utechzone Co., Ltd.	260,000	705,988
		17,046,842
Thailand (0.82%)
Tisco Financial Group PLC	299,000	718,867

Turkey (9.32%)
Aksa Akrilik Kimya Sanayii AS	481,650	1,580,723
Dogus Otomotiv Servis ve Ticaret AS	323,700	1,529,384
Enerjisa Enerji AS(b)	689,585	581,181
Enka Insaat ve Sanayi AS	984,888	1,029,057
Eregli Demir ve Celik Fabrikalari TAS	673,595	1,038,411
Is Yatirim Menkul Degerler AS	1,328,665	1,557,333
Iskenderun Demir ve Celik AS	685,880	872,065
		8,188,154

Total Common Stocks
(Cost $104,237,641)		83,595,975

	Shares	Value
Short-Term Investment (3.61%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(g)(h)	3,169,245	$3,169,245

Total Short-Term Investment
(Cost $3,169,245)		3,169,245

Total Investments (98.72%)
(Cost $107,406,886)		$86,765,220

Other Assets Less Liabilities (1.28%)		1,128,820

Net Assets (100.00%)		$87,894,040
Percentages based on Net Assets.

	Shares	Value
Short-Term Investment (continued)

(a)	This security or a partial position of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $2,916,683.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022, the fair value of securities restricted under Rule 144A in the aggregate was $3,968,466, representing 4.52% of net assets.
(c)	Non-income producing security.
(d)	Less than 0.005%.
(e)	Level 3 security in accordance with fair value hierarchy.
(f)	These securities are considered to be illiquid. The aggregate value of these securities at July 31, 2022 was $7, which represent 0.00% of the Fund's Net Assets.
(g)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2022 was $3,169,245.
(h)	Rate shown is the 7-day effective yield as of July 31, 2022.

Cambria Emerging Shareholder Yield ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs(2)	Total
Common Stocks	$83,595,968	$–	$7	$83,595,975
Short-Term Investment	3,169,245	–	–	3,169,245
Total	$86,765,213	$–	$7	$86,765,220

Please see Note 2 in Notes to Notes to Schedules of Investments for further information regarding fair value measurements.

(1)	Included in Level 2 is one Rights holdings with total value of $0.
(2)	The Fund considers transfers to Level 3 at the ending of the reporting period, which was $7 at the end of the reporting period. Change in unrealized appreciation/depreciation on Level 3 holding as of July 31, 2022 was $(16,479,533).

Sector Weightings
Cambria Tail Risk ETF
U.S. Treasury Obligations	91.61%
Purchased Options	8.39%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Tail Risk ETF

Schedule of Investments

July 31, 2022 (Unaudited)

	Face Amount	Value
U.S. Treasury Obligations (85.59%)
U.S. Treasury Bond 0.625%, 5/15/2030	$452,400,000	$387,650,250
United States Treasury Inflation Indexed Bonds 0.125%, 7/15/2030	28,422,622	28,552,257
		416,202,507

Total U.S. Treasury Obligations
(Cost $443,314,521)		416,202,507

	Contracts	Notional Amount	Value
Purchased Options (7.84%)
Put Options
S&P 500® Index
Expires 09/16/22, Strike Price $4,100	199	$82,192,771	$2,024,825
Expires 12/16/22, Strike Price $3,600	1,053	434,919,537	7,528,950
Expires 03/17/23, Strike Price $3,600	778	321,336,562	9,176,510
Expires 06/16/23, Strike Price $3,800	191	78,888,539	3,924,095
Expires 06/16/23, Strike Price $4,000	145	59,889,205	3,825,825
Expires 06/16/23, Strike Price $4,100	163	67,323,727	4,863,920

	Contracts	Notional Amount	Value
Purchased Options (continued)
Expires 09/15/23, Strike Price $3,500	399	$164,798,571	$6,769,035

Total Purchased Options
(Cost $60,196,051)			38,113,160

Total Investments (93.43%)
(Cost $503,510,572)			$454,315,667

Other Assets Less Liabilities (6.57%)			31,958,815

Net Assets (100.00%)			$486,274,482
Percentages based on Net Assets.

Cambria Tail Risk ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Treasury Obligations	$–	$416,202,507	$–	$416,202,507
Total	$–	$416,202,507	$–	$416,202,507
Other Financial Instruments
Purchased Options	$38,113,160	$–	$–	$38,113,160
Total	$38,113,160	$–	$–	$38,113,160

Please see Note 2 in Notes to Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Trinity ETF
Exchange Traded Funds	100.00%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Trinity ETF

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Value
Exchange Traded Funds (97.59%)
Global (16.23%)
Alternative ETF (3.35%)
iMGP DBi Managed Futures Strategy ETF	59,481	$1,858,187

Commodity ETF (3.43%)
iShares® Global Energy ETF	52,589	1,906,351

Equity ETF (9.45%)
Alpha Architect Value Momentum Trend ETF	42,185	1,017,258
Cambria Global Real Estate ETF*	77,400	2,215,142
Cambria Global Value ETF*	111,252	2,010,490
		5,242,890
International (11.83%)
Equity ETF (7.21%)
Cambria Emerging Shareholder Yield ETF*	67,983	1,843,699
Cambria Foreign Shareholder Yield ETF*	89,848	2,156,801
		4,000,500
Fixed Income ETF (4.62%)
SPDR® FTSE International Government Inflation-Protected Bond ETF	20,296	927,730
VanEck J. P. Morgan EM Local Currency Bond ETF	67,252	1,636,914
		2,564,644
North America (6.79%)
Equity ETF (2.58%)
Cambria Tail Risk ETF*	85,355	1,430,550

	Shares	Value
Fixed Income ETF (4.21%)
iShares® 1-3 Year Treasury Bond ETF(a)	28,122	$2,335,532

United States (62.74%)
Alternative ETF (2.91%)
First Trust Managed Futures Strategy Fund	32,714	1,613,127

Commodity ETF (12.38%)
Graniteshares Gold Trust(b)	58,682	1,024,588
Invesco DB Energy Fund(b)	82,947	2,120,955
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF(a)	211,323	3,723,511
		6,869,054
Equity ETF (17.28%)
Cambria Shareholder Yield ETF*	38,334	2,264,773
Cambria Value and Momentum ETF*	282,099	7,323,290
		9,588,063
Fixed Income ETF (30.17%)
iShares® 7-10 Year Treasury Bond ETF	22,575	2,374,213
iShares® Short Treasury Bond ETF	38,485	4,237,968
Schwab US TIPS Bond ETF	58,096	3,362,596
Vanguard® Intermediate-Term Government Bond ETF(a)	67,338	4,191,791
Vanguard® Total Bond Market ETF	33,515	2,577,303
		16,743,871

Total Exchange Traded Funds
(Cost $54,864,456)		54,152,769

	Shares	Value
Short-Term Investment (11.34%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(c)(d)	6,294,500	$6,294,500

Total Short-Term Investment
(Cost $6,294,500)		6,294,500

Total Investments (108.93%)
(Cost $61,158,956)		$60,447,269

Liabilities Less Other Assets (-8.93%)		(4,954,633)

Net Assets (100.00%)		$55,492,636
Percentages based on Net Assets.

*	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor.
(a)	This security or a partial position of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $6,165,918.
(b)	Non-income producing security.
(c)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2022 was $6,294,500.
(d)	Rate shown is the 7-day effective yield as of July 31, 2022.

Investment Abbreviations:

ETF - Exchange Traded Funds

FTSE - Financial Times Stock Exchange

SPDR - Standard & Poor's Depository Receipt

TIPS - Treasury Inflation Protected Security

Transactions with affiliated companies for the three months ended July 31, 2022 are as follows:

Security Name	Value at April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income
Cambria Emerging Shareholder Yield ETF	$1,791,214	$228,054	$-	$(175,569)	$-	$1,843,699	67,983	$46,468
Cambria Foreign Shareholder Yield ETF	3,557,864	1,459,149	(2,583,621)	(393,672)	117,081	2,156,801	89,848	52,770
Cambria Global Real Estate ETF	2,684,615	246,458	(635,900)	(124,914)	44,883	2,215,142	77,400	8,598
Cambria Global Value ETF	1,997,674	255,463	-	(242,647)	-	2,010,490	111,252	65,011
Cambria Shareholder Yield ETF	4,148,948	1,457,683	(3,200,471)	(1,129,551)	988,164	2,264,773	38,334	11,714
Cambria Tail Risk ETF	-	1,509,930	-	(79,380)	-	1,430,550	85,355	-
Cambria Value and Momentum ETF	6,598,945	896,891	-	(172,546)	-	7,323,290	282,099	20,839
	$20,779,260	$6,053,628	$(6,419,992)	$(2,318,279)	$1,150,128	$19,244,745	752,271	$205,400

As of July 31, 2022, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Please see Note 2 in Notes to Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Cannabis ETF
Consumer Staples	50.96%
Health Care	26.56%
Materials	9.54%
Real Estate	5.27%
Industrials	3.53%
Consumer Discretionary	2.41%
Information Technology	1.73%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Cannabis ETF

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (89.65%)
Consumer Discretionary (2.16%)
Greenlane Holdings, Inc., Class A(a)(b)	656,400	$101,086
GrowGeneration Corp.(a)(b)	53,400	258,990
		360,076
Consumer Staples (45.68%)
Altria Group, Inc.	20,000	877,200
British American Tobacco PLC	20,000	784,388
Constellation Brands, Inc., Class A	8,040	1,980,333
Imperial Brands PLC	44,240	969,223
Neptune Wellness Solutions, Inc.(b)	21,794	24,845
NewAge, Inc.(a)	637,680	170,388
Philip Morris International, Inc.	8,880	862,692
Turning Point Brands, Inc.	28,080	673,920
Universal Corp.	15,040	840,886
Village Farms International, Inc.(a)(b)	140,320	420,960
		7,604,835
Health Care (23.81%)
Aurora Cannabis, Inc.(a)(b)	109,800	154,818
Canopy Growth Corp.(a)	70,400	185,152
cbdMD, Inc.(a)	232,040	111,402
Charlottes Web Holdings, Inc.(a)(b)	413,400	297,004
Cronos Group, Inc.(a)(b)	130,120	409,878
HEXO Corp.(a)	113,659	21,209
Intercure, Ltd.(a)(b)	66,280	389,063
Jazz Pharmaceuticals PLC(a)	7,480	1,167,329
MediPharm Labs Corp.(a)	616,080	40,894
Organigram Holdings, Inc.(a)	329,200	354,766
Tilray Brands, Inc.(a)(b)	178,440	651,306

	Shares	Value
Health Care (continued)
Valens Co., Inc.(a)(b)	232,280	$181,391
		3,964,212
Industrials (3.16%)
Agrify Corp.(a)(b)	91,960	144,377
Hydrofarm Holdings Group, Inc.(a)	30,360	98,063
Urban-Gro, Inc.(a)(b)	43,120	283,729
		526,169
Information Technology (1.56%)
WM Technology, Inc.(a)(b)	76,160	258,944

Materials (8.55%)
Scotts Miracle-Gro Co.	16,000	1,423,200

Real Estate (4.73%)
Innovative Industrial Properties, Inc.	8,160	786,706

Total Common Stocks
(Cost $33,919,122)		14,924,142

	Shares	Value
Short-Term Investment (20.57%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(c)(d)(e)	3,424,709	$3,424,709

Total Short-Term Investment
(Cost $3,424,709)		3,424,709

Total Investments (110.22%)
(Cost $37,343,831)		$18,348,851

Liabilities Less Other Assets (-10.22%)		(1,701,741)

Net Assets (100.00%)		$16,647,110
Percentages based on Net Assets.

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $2,358,086.
(c)	To obtain a copy of the fund's shareholder report, please go to the Securities and Exchange Commission's website at www.sec.gov.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2022 was $3,424,709.
(e)	Rate shown is the 7-day effective yield as of July 31, 2022.

Investment Abbreviations:

ADR - American Depository Receipt

PLC - Public Limited Company

As of July 31, 2022, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Please see Note 2 in Notes to Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Global Real Estate ETF
Real Estate	100.00%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Global Real Estate ETF

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (95.96%)(a)
Australia (6.37%)
Arena REIT	73,866	$248,245
Charter Hall Retail REIT	81,289	237,410
Growthpoint Properties Australia, Ltd.	86,957	228,446
Home Consortium, Ltd.	65,455	244,673
Hotel Property Investments	95,186	224,792
		1,183,566
Canada (10.33%)
Artis Real Estate Investment Trust	28,600	260,416
Boardwalk Real Estate Investment Trust	6,500	247,909
City Office REIT, Inc.	14,300	201,630
H&R Real Estate Investment Trust	26,000	273,898
Plaza Retail REIT(b)	70,200	230,245
RioCan Real Estate Investment Trust	14,300	229,483
Slate Office REIT(b)	65,000	238,062
SmartCentres Real Estate Investment Trust	10,400	237,311
		1,918,954
Great Britain (3.78%)
ABRDN PROPERTY INCOME TRUST, Ltd.	240,890	231,458
AEW UK REIT PLC	171,236	248,987
Safestore Holdings PLC	15,964	221,628
		702,073
Guernsey (1.49%)
Balanced Commercial Property Trust, Ltd.	189,397	276,317

Italy (1.14%)
Immobiliare Grande Distribuzione SIIQ SpA	57,005	211,490

Mexico (2.80%)
Concentradora Fibra Danhos SA de CV	243,100	279,645

	Shares	Value
Mexico (continued)
Macquarie Mexico Real Estate Management SA de CV(c)	183,300	$239,718
		519,363
Netherlands (0.02%)
Eurocommercial Properties NV	166	3,743

Singapore (3.85%)
AIMS APAC REIT	240,500	241,997
Sasseur Real Estate Investment Trust	413,400	236,417
SPH REIT	344,500	235,668
		714,082
South Africa (5.10%)
Fairvest, Ltd., Class B	998,387	198,236
Hyprop Investments, Ltd.(d)	115,063	255,880
SA Corporate Real Estate, Ltd.	1,825,460	237,244
Vukile Property Fund, Ltd.	298,922	255,396
		946,756
Thailand (0.81%)
WHA Industrial Leasehold REIT	752,300	150,215

Turkey (4.76%)
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,506,466	259,815
Sinpas Gayrimenkul Yatirim Ortakligi AS(d)	779,961	257,716
Yeni Gimat Gayrimenkul Ortakligi AS	299,929	366,615
		884,146
United States (55.51%)
Agree Realty Corp.	3,900	310,401
Alexander & Baldwin, Inc.	10,400	207,064
American Homes 4 Rent, Class A	6,500	246,220
AvalonBay Communities, Inc.	1,300	278,122
Bluerock Residential Growth REIT, Inc.	9,100	239,057
Brandywine Realty Trust	18,200	170,170
Brixmor Property Group, Inc.	10,400	241,072
Broadstone Net Lease, Inc.	10,400	235,768
Camden Property Trust	1,300	183,430
Cedar Realty Trust, Inc.	11,700	340,002
Centerspace	2,600	223,314
Corporate Office Properties Trust	7,800	219,570
Cousins Properties, Inc.	6,500	200,525
CTO Realty Growth, Inc.	11,700	248,040
Duke Realty Corp.	3,900	243,984
Equity Residential	2,600	203,814
Essex Property Trust, Inc.	1,300	372,489
Extra Space Storage, Inc.	1,300	246,376
First Industrial Realty Trust, Inc.	3,900	202,605

	Shares	Value
United States (continued)
Franklin Street Properties Corp.	45,500	$172,445
Gladstone Commercial Corp.	11,700	245,115
Global Medical REIT, Inc.	16,900	205,842
Highwoods Properties, Inc.	5,200	184,964
Kilroy Realty Corp.	3,900	211,302
Kimco Realty Corp.	10,400	229,944
Life Storage, Inc.	1,300	163,657
LXP Industrial Trust	16,900	185,393
Mid-America Apartment Communities, Inc.	1,300	241,449
National Retail Properties, Inc.	5,200	247,572
National Storage Affiliates Trust	3,900	213,876
NexPoint Residential Trust, Inc.	2,600	173,004
One Liberty Properties, Inc.	7,800	216,450
Paramount Group, Inc.	28,600	224,510
Piedmont Office Realty Trust, Inc., Class A	13,000	178,880
Prologis, Inc.	1,300	172,328
Public Storage	910	297,033
Retail Opportunity Investments Corp.	13,000	226,980
Rexford Industrial Realty, Inc.	3,900	255,099
RPT Realty	18,200	197,834
Saul Centers, Inc.	5,200	271,856
SITE Centers Corp.	15,600	227,916
STAG Industrial, Inc.	5,200	170,456
Urstadt Biddle Properties, Inc., Class A	13,000	239,200
VICI Properties, Inc.	9,100	311,129
Washington Real Estate Investment Trust	10,400	230,568
		10,306,825

Total Common Stocks
(Cost $18,039,034)		17,817,530

	Shares	Value
Short-Term Investment (1.71%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(e)(f)	317,732	$317,732

Total Short-Term Investment
(Cost $317,732)		317,732

Total Investments (97.67%)
(Cost $18,356,766)		$18,135,262

Other Assets Less Liabilities (2.33%)		433,152

Net Assets (100.00%)		$18,568,414
Percentages based on Net Assets.

(a)	Real Estate Investment Trust.
(b)	This security or a partial position of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $304,676.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022, the fair value of securities restricted under Rule 144A in the aggregate was $239,718, representing 1.29% of net assets.
(d)	Non-income producing security.
(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2022 was $317,732.
(f)	Rate shown is the 7-day effective yield as of July 31, 2022.

As of July 31, 2022, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Please see Note 2 in Notes to Notes to Schedules of Investments for further information regarding fair value measurements.